Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Held For Sale And Discontinued Operations [abstract]
Summary of Profit on Disposal of Discontinued Operations
The table below sets out the proceeds and related profit recognised on divestment which were included in profit after tax for the financial year from discontinued operations.

2022
$m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets*	2,016
- cash and cash equivalents	27
- inventories, receivables, payables and provisions	406
- lease liabilities	(338)
- interest-bearing loans and borrowings	(6)
- deferred tax	(42)
- retirement benefit obligations	(14)
Net assets disposed	2,049
Reclassification of currency translation effects on disposal	5
Total	2,054
Proceeds from disposal (net of disposal costs)	3,525
Profit on disposal from discontinued operations	1,471
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	3,525
Less: cash and cash equivalents disposed	(27)
Total	3,498

* Non-current assets comprise property, plant and equipment, intangible assets and investments accounted for using the equity method.

Summary of Discontinued Operations	The results of the discontinued operations included in the Group profit for the financial year are set out as follows:

	2022	2021	2020
	$m	$m	$m
Revenue	645	1,775	1,699
Cost of sales (i)	(412)	(1,143)	(1,102)
Gross profit	233	632	597
Operating costs (i)	(138)	(378)	(360)
Operating profit	95	254	237
Profit/(loss) on disposals	1,471	3	(8)
Profit before finance costs	1,566	257	229
Finance costs	(6)	(18)	(19)
Profit before tax	1,560	239	210
Attributable income tax expense (ii)	(370)	(60)	(54)
Profit after tax for the financial year from discontinued operations	1,190	179	156

Profit attributable to:
Equity holders of the Company	1,190	179	156
Profit for the financial year from discontinued operations	1,190	179	156

Basic earnings per Ordinary Share from discontinued operations	$1.57	$0.23	$0.20
Diluted earnings per Ordinary Share from discontinued operations	$1.55	$0.23	$0.20

Cash flows from discontinued operations
Net cash (outflow)/inflow from operating activities (iii)	(435)	234	326
Net cash inflow/(outflow) from investing activities (iv)	3,446	(102)	(60)
Net cash outflow from financing activities	(6)	(28)	(22)
(i) The depreciation and amortisation charge for discontinued operations amounted to $26 million and $10 million respectively (2021: $78 million and $28 million; 2020: $74 million and $26 million).
(ii) 2022 attributable income tax expense includes $347 million relating to the profit on disposal of discontinued operations.
(iii) Includes the corporation tax paid on the sale of discontinued operations.
(iv) Includes the proceeds from the disposal of discontinued operations